Exhibit 99.11

Data Compare (Non-Ignored)
Run Date - 6/24/2024 10:34:45 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
220947133		3158528385			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document
220947208		3158528839			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document
220947217		3158528851			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document
220947220		3158528853			Investor: Qualifying Total Debt Ratio	[redacted]	[redacted]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
220947220		3158528853			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document